RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 67,143		$ 79,090		$ 8,627
Revenues	22,846,898	$ 2,935,374	13,590,125	$ 10,008,418
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	67,143		79,090
Officer | Directors and officers and their spouses | Brokerage Services and Margin Loans
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	346		88	$ 88
Officer | Directors and Officers | Payables to clients
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 51,524		$ 26,662